Income Taxes - Rate Reconciliations (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Earnings before income taxes	CAD (54)	CAD 314	CAD 221
Net earnings attributable to non-controlling interests not subject to tax	(35)	(109)	(34)
Adjusted earnings before income taxes	CAD (89)	CAD 205	CAD 187
Statutory Canadian federal and provincial income tax rate	26.80%	26.70%	25.90%
Expected income tax expense (recovery)	CAD (24)	CAD 55	CAD 48
Increase (decrease) in income taxes resulting from:
Lower effective foreign tax rates	(11)	(16)	(16)
Deferred income tax expense related to temporary difference on investment in subsidiary	0	11	95
MSA settlement	0	0	14
Reversal of writedown of deferred income tax assets	(15)	(10)	(56)
Statutory and other rate differences	110	1	20
Other	4	(3)	0
Income tax expense	CAD 64	CAD 38	CAD 105
Effective tax rate	72.00%	19.00%	56.00%